UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

The Appleton Group PLUS Fund
Schedule of Investments		Ticker Symbol: APGLX
November 30, 2007 (Unaudited)

Exchange Traded Funds 33.20%	Shares	Market Value
PowerShares QQQ	98,566	$ 5,057,421
UltraShort Russell2000 Growth ProShares	10,500	715,575
Short Russell2000 ProShares	16,540	1,197,331
UltraShort QQQ ProShares	31,005	1,185,011
Total Exchange Traded Funds (Cost $8,045,546)		8,155,338

Short-Term Investments 71.77%
Investment Company 2.26%
Fidelity Institutional Government Portfolio - Class I	554,556	554,556
Total Investment Company (Cost $554,556)		554,556

	Principal
	Amount
U.S. Government Agency Issue(a) 69.51%
Federal Home Loan Bank Discount Note
0.00% Coupon, 3.720% Effective Yield, 12/3/2007	$17,076,000	17,072,583

Total U.S. Government Agency Issue (Cost $17,072,583)		17,072,583

Total Short-Term Investments (Cost $17,627,139)		17,627,139

Total Investments 104.97%		25,782,477
(Cost $25,672,685)
Liabilities, less Other Assets (4.97)%		(1,220,543)
Net Assets 100.00%		$ 24,561,934

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$ 25,672,685
Gross unrealized appreciation	214,400
Gross unrealized depreciation	(104,608)
Net unrealized appreciation	$ 109,792

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008